-----------------------------
OMB APPROVAL
-----------------------------
OMB Number: 3235-0570
Expires: November 30, 2005
Estimated average burden
hours per response....... 5.0
-----------------------------
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number

811-3121
---------------------------------------------

EquiTrust Money Market Fund, Inc.
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997
-------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
-------------------------------------------------------------------------------
(Name and address of agent for service)
Registrant's telephone number, including area code:

515/225-5400
----------------------------
Date of fiscal year end:
July 31, 2004
----------------------------
Date of reporting period:
January 31, 2004
----------------------------
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM  1.      REPORTS TO STOCKHOLDERS.

[EQUITRUST FINANCIAL SERVICES LOGO]


EQUITRUST MONEY MARKET FUND, INC.


SEMI-ANNUAL REPORT
JANUARY 31, 2004


5400 UNIVERSITY AVENUE
WEST DES MOINES, IA 50266

1-877-860-2904
225-5586 (DES MOINES)

www.equitrust.com

THIS REPORT IS NOT TO BE DISTRIBUTED UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

SHAREHOLDER ACCOUNT ACCESS
NOW AVAILABLE
At www.equitrust.com

737-127(04)

PRESIDENT'S LETTER


Dear Shareholder:

     The interest rates offered by money market funds reflect the rates set by central banks such as the Federal Open Market Committee (the "FOMC") and the British Banker's Association (the "BBA"). The FOMC controls the Federal Funds rate (the overnight lending rate between banks) and the BBA sets the London Interbank Offered Rate ("LIBOR") (the interest rate banks charge each other in England's Eurodollar market). Worldwide, interest rates remain at historically low levels, with the current Federal Funds rate at 1% and the one-month LIBOR at 1.09%. At the last FOMC meeting the Federal Funds rate was unchanged at 1% but the FOMC dropped its commitment to hold interest rates low "for a considerable period." Instead it stated that it would be "patient" in raising rates because inflation is low and the economy still has not fully recovered. The FOMC's current judgement is that its accommodative posture is appropriate to foster sustainable expansion of economic activity. While the FOMC is comfortable that there is growth in the U.S. economy, it is still holding off on increasing rates until it sees recovery in the job market. Although there have been outsized productivity gains, businesses remain reluctant to add to payrolls, which should keep the Fed on hold for much of 2004. The current 1% Federal Funds rate is expected to hold until late summer or fall of 2004.

     Money market funds play an important role in any portfolio even when short-term rates are low. They offer a safe and liquid haven for short-term investments and emergency cash reserves. The liquidity of money market funds also allows an investor the opportunity to transfer into a portfolio of stock and bond funds using dollar cost averaging techniques. The draftwriting privilege of the EquiTrust Money Market Fund, Inc. (the "Fund") is an additional enhancement to the preservation of capital and liquidity we strive for.

     We appreciate your investment in the Fund and we take seriously our task of seeking to grow and maintain that investment. Thank you for your continued support of the Fund.


                                             /s/ Craig A. Lang


                                             CRAIG A. LANG
                                             PRESIDENT


March 3, 2004


     An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

     Past performance is not a guarantee of future results.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2004
(UNAUDITED)

ASSETS
Investments in securities, at value (equivalent to amortized cost)        $   16,437,070
Cash                                                                             487,124
Receivables:
   Accrued interest                                                                2,821
   EquiTrust Investment Management Services, Inc.                                  7,534
Prepaid expenses and other assets                                                    148
                                                                          --------------
Total Assets                                                              $   16,934,697
                                                                          ==============

LIABILITIES AND NET ASSETS
Liabilities:
   Payable to EquiTrust Investment Management Services, Inc.              $       25,604
   Accrued expenses                                                               26,623
                                                                          --------------
Total Liabilities                                                                 52,227

Net assets applicable to 16,882,470 shares of capital stock outstanding       16,882,470
                                                                          --------------

Total Liabilities and Net Assets                                          $   16,934,697
                                                                          ==============

NET ASSET VALUE PER SHARE                                                 $        1.000
                                                                          ==============

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2004
(UNAUDITED)

INVESTMENT INCOME
Interest                                                                  $       94,128

EXPENSES
Paid to EquiTrust Investment Management Services, Inc.:
  Investment advisory and management fees                                         22,976
  Shareholder service, transfer and dividend disbursing agent fees                47,169
  Accounting fees                                                                  4,595
Custodian fees                                                                    26,977
Professional fees                                                                  6,261
Directors' fees and expenses                                                       9,063
Reports to shareholders                                                            5,850
Registration fees                                                                  4,970
Miscellaneous                                                                     19,218
                                                                          --------------
Total Expenses                                                                   147,079
Waiver of fees                                                                   (70,145)
Fees paid indirectly                                                              (1,135)
                                                                          --------------
Net Expenses                                                                      75,799
                                                                          --------------
Net Increase in Net Assets Resulting from Operations                      $       18,329
                                                                          ==============

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED
                                                                 JANUARY 31,
                                                                    2004           YEAR ENDED
                                                                 (UNAUDITED)     JULY 31, 2003
                                                               --------------    --------------
OPERATIONS
Net investment income                                          $       18,329    $       48,167
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income                                                 (18,329)          (48,167)
                                                               --------------    --------------
CAPITAL SHARE TRANSACTIONS                                         (1,631,168)       (6,155,239)
                                                               --------------    --------------
Total Decrease in Net Assets                                       (1,631,168)       (6,155,239)
NET ASSETS
Beginning of period                                                18,513,638        24,668,877
                                                               --------------    --------------
End of period                                                  $   16,882,470    $   18,513,638
                                                               ==============    ==============

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2004
(UNAUDITED)

                                                           ANNUALIZED
                                                            YIELD ON
                                                            PURCHASE        PRINCIPAL
                                                              DATE            AMOUNT          VALUE
                                                         -------------    -------------   -------------
COMMERCIAL PAPER (19.40%)
   DEPOSITORY INSTITUTIONS (5.04%)
   Wells Fargo Financial, 1.03%, due 03/30/04                    1.032%   $     450,000   $     450,000
   Wells Fargo Financial, 1.03%, due 03/31/04                    1.033          400,000         400,000
                                                                                          -------------
                                                                                                850,000
   NONDEPOSITORY INSTITUTIONS (9.92%)
   American General Finance Corp., 1.02%, due 04/14/04           1.023          875,000         875,000
   General Electric Capital Corp., 1.02%, due 02/27/04           1.021          300,000         300,000
   General Electric Capital Corp., 1.05%, due 04/07/04           1.053          500,000         500,000
                                                                                          -------------
                                                                                              1,675,000
   PETROLEUM AND COAL PRODUCTS (4.44%)
   ChevronTexaco Corp., 1.04%, due 03/01/04                      1.043          750,000         750,000
                                                                                          -------------
Total Commercial Paper                                                                        3,275,000
UNITED STATES GOVERNMENT AGENCIES (77.96%)
   Federal Home Loan Bank, due 02/13/04                          0.985          750,000         749,737
   Federal Home Loan Bank, due 02/18/04                          1.036          750,000         749,617
   Federal Home Loan Bank, due 02/23/04                          1.036          450,000         449,706
   Federal Home Loan Bank, due 02/25/04                          1.036          750,000         749,468
   Federal Home Loan Bank, due 03/03/04                          1.036          700,000         699,365
   Federal Home Loan Bank, due 03/19/04                          1.006          875,000         873,844
   Federal Home Loan Bank, due 03/26/04                          0.996          500,000         499,251
   Federal Home Loan Bank, due 04/02/04                          0.995          700,000         698,818
   Federal Home Loan Mortgage Corp., due 02/03/04                1.036          500,000         499,957
   Federal Home Loan Mortgage Corp., due 02/10/04                0.954          500,000         499,869
   Federal Home Loan Mortgage Corp., due 02/17/04                1.015          575,000         574,728
   Federal Home Loan Mortgage Corp., due 03/04/04                1.067          600,000         599,422
   Federal Home Loan Mortgage Corp., due 03/15/04                1.047          500,000         499,370
   Federal Home Loan Mortgage Corp., due 03/18/04                1.032          750,000         749,005
   Federal Home Loan Mortgage Corp., due 04/06/04                1.016        1,000,000         998,166
   Federal National Mortgage Assoc., due 02/04/04                1.062          500,000         499,942
   Federal National Mortgage Assoc., due 02/09/04                1.025          475,000         474,880
   Federal National Mortgage Assoc., due 02/11/04                1.062          400,000         399,872
   Federal National Mortgage Assoc., due 03/10/04                1.026          400,000         399,562

                                                           ANNUALIZED
                                                            YIELD ON
                                                            PURCHASE        PRINCIPAL
                                                              DATE            AMOUNT          VALUE
                                                         -------------    -------------   -------------
   Federal National Mortgage Assoc., due 03/25/04                0.975%   $     500,000   $     499,280
   Federal National Mortgage Assoc., due 04/05/04                1.006        1,000,000         998,211
                                                                                          -------------
Total United States Government Agencies                                                      13,162,070
                                                                                          -------------
Total Investments (97.36%)                                                                   16,437,070
OTHER ASSETS LESS LIABILITIES (2.64%)
   Cash, receivables, prepaid expenses and other assets,
    less liabilities                                                                            445,400
                                                                                          -------------
Total Net Assets (100.00%)                                                                $  16,882,470
                                                                                          =============

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2004
(UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     EquiTrust Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, or mutual fund.

SECURITY VALUATION

     The Fund values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

INCOME AND INVESTMENT TRANSACTIONS

     The Fund records investment transactions generally on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income is recognized on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

     All of the Fund's net investment income and any realized gains on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   FEDERAL INCOME TAXES

     No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

3.   MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

     The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) investment advisory and management fees, which are based on the Fund's average daily net assets, currently at an annual rate of 0.25%; (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge of $9.00, [effective January 1, 2004, the per account charge is $9.03]; and (3) accounting fees, which are based on the Fund's average daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

     On December 1, 2003, EquiTrust Marketing Services, LLC began serving as the principal underwriter and distributor. Prior to December 1, 2003 EquiTrust Investment served as principal underwriter and distributor for the Fund. There are no fees paid by the Fund associated with these services.

     EquiTrust Investment has voluntarily waived all its investment advisory and management fees and transfer agent fees. These fees totaled $22,976 and $47,169, respectively, for the six months ended January 31, 2004. These waivers may be revoked at any time.

     EquiTrust Investment has also agreed to reimburse the Fund annually for its total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of the Fund's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Fund for such period.

     Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., the indirect parent of EquiTrust Investment, and other affiliated entities. At January 31, 2004, FBL Financial Group, Inc. and its affiliated companies owned 1,671,532 shares (9.9%) of the Fund.

4.   EXPENSE OFFSET ARRANGEMENTS

     The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. Such deposit agreement is an alternative to overnight investments. Custodian fees have been adjusted to reflect amounts that would have been paid without this agreement. A corresponding adjustment was made to fees paid indirectly in the statement of operations.

5.   CAPITAL SHARE TRANSACTIONS

     Net assets as of January 31, 2004 consisted of the following for financial reporting and tax-basis reporting purposes:

             Capital Stock (500,000,000 shares of $.001 par value
              Capital Stock authorized)                             $      16,882
             Additional paid-in capital                                16,865,588
                                                                    -------------
             Net Assets                                             $  16,882,470
                                                                    =============

     Transactions in Capital Stock were as follows:

                                                   SIX MONTHS ENDED                       YEAR ENDED
                                                   JANUARY 31, 2004                      JULY 31, 2003
                                           --------------------------------    --------------------------------
                                               SHARES            AMOUNT            SHARES            AMOUNT
                                           --------------    --------------    --------------    --------------
Shares sold                                    33,382,032    $   33,382,032        69,356,403    $   69,356,403
Shares issued in reinvestment of
  dividends and distributions                      18,095            18,095            47,495            47,495
Shares redeemed                               (35,031,295)      (35,031,295)      (75,559,137)      (75,559,137)
                                           --------------    --------------    --------------    --------------
Net Decrease                                   (1,631,168)   $   (1,631,168)       (6,155,239)   $   (6,155,239)
                                           ==============    ==============    ==============    ==============

6.   DIVIDENDS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the period ended January 31, 2004 were paid as follows:

               PAYABLE DATE
               ------------
               August 29, 2003                                   $  .0001
               September 30, 2003                                   .0002
               October 31, 2003                                     .0002
               November 26, 2003                                    .0002
               December 31, 2003                                    .0002
               January 30, 2004                                     .0001
                                                                 --------
               Total Dividends Per Share                         $  .0010
                                                                 ========

     The tax character of dividends to shareholders during the period ended January 31, 2004 was the same as for financial reporting purposes.

EQUITRUST MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                    ENDED
                                                 JANUARY 31,                            YEAR ENDED JULY 31,
                                                    2004          --------------------------------------------------------------
                                                 (UNAUDITED)         2003         2002         2001         2000         1999
                                                 -----------      ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period             $     1.000      $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
   Income From Investment Operations:
     Net investment income                             0.001           0.002        0.010        0.043        0.044        0.039
                                                 -----------      ----------   ----------   ----------   ----------   ----------
   Total from investment operations                    0.001           0.002        0.010        0.043        0.044        0.039
                                                 -----------      ----------   ----------   ----------   ----------   ----------
   Less Distributions:
     Dividends (from net investment income)           (0.001)         (0.002)      (0.010)      (0.043)      (0.044)      (0.039)
                                                 -----------      ----------   ----------   ----------   ----------   ----------
   Total distributions                                (0.001)         (0.002)      (0.010)      (0.043)      (0.044)      (0.039)
                                                 -----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                   $     1.000      $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                                 ===========      ==========   ==========   ==========   ==========   ==========

Total Return:
   Total investment return based on net asset
    value (1)                                           0.20%           0.22%        1.04%        4.40%        4.51%        3.91%

Ratios/Supplemental Data:
   Net assets, end of period ($000's omitted)    $    16,882      $   18,514   $   24,669   $   29,123   $   30,309   $   31,374
   Ratio of total expenses to average net assets        1.59%(2)        1.55%        1.12%        1.20%        1.41%        1.30%
   Ratio of net expenses to average net assets          0.82%(2)        1.12%        1.10%        1.17%        1.37%        1.23%
   Ratio of net investment income to average net
    assets                                              0.20%(2)        0.22%        1.07%        4.36%        4.42%        3.83%

----------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(2)  Computed on an annualized basis.


SEE ACCOMPANYING NOTES.

ITEM  2.      CODE OF ETHICS.

        (a) - (e)  Not applicable to this filing.

        (f) A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant at its principal executive office.

ITEM  3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM  4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.       [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

              Not applicable because the registrant has not been required to provide disclosure in response to the requirements of
              Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101)
              regarding the procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 10.       CONTROLS AND PROCEDURES

        (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

        (b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.       EXHIBITS.

        (a)(1)    See Item 2(f).

        (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

        (a)(3)    Not applicable.

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EQUITRUST MONEY MARKET FUND, INC.


By:              /s/ Dennis M. Marker
              ---------------------------------
              Name:  Dennis M. Marker
              Title:  Chief Executive Officer
              Date:  3/22/2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:              /s/ Dennis M. Marker
              ---------------------------------
              Name:  Dennis M. Marker
              Title:  Chief Executive Officer
              Date:  3/22/2004


By:                /s/ James W. Noyce
              ---------------------------------
              Name:  James W. Noyce
              Title:  Chief Financial Officer
              Date:  3/17/2004